Investment Securities, Concentrations (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	$ 161,834
Fair Value	160,976
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	335,008
Fair Value	331,414
Government National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	61,696
Fair Value	63,157
Small Business Administration [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	92,620
Fair Value	$ 90,417